Risk Report - Impaired Loans by Industry Sector (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Total Impaired Loans [Member]
Impaired Loans by Industry Sector [Line Items]
Transportation, storage and communication	€ 808	€ 1,100
Real estate, renting and business activities	482	489
Construction	378	309
Mining and quarrying	169	232
Total loan loss allowance [Member]
Impaired Loans by Industry Sector [Line Items]
Transportation, storage and communication	469	650
Real estate, renting and business activities	234	230
Construction	144	170
Mining and quarrying	€ 116	€ 103